INVESTMENT IN TREASURY METALS	12 Months Ended
Dec. 31, 2020
Investment In Treasury Metals
INVESTMENT IN TREASURY METALS
a)	Treasury Share Purchase Agreement Overview

On August 7, 2020, First Mining completed its transaction with Treasury Metals under a share purchase agreement (the “Treasury Share Purchase Agreement”), pursuant to which Treasury Metals agreed to acquire all of the issued and outstanding shares of Tamaka Gold Corporation, a previously wholly-owned subsidiary of the Company, and 100% owner of the Goldlund Project. Under the terms of the Treasury Share Purchase Agreement, First Mining received total consideration of $91,521,000 which was comprised of (i) 43.33 million common shares (post-consolidation) of Treasury Metals (“Treasury Metals Shares”); (ii) 11.67 million common share purchase warrants (post-consolidation) of Treasury Metals (“Treasury Metals Warrants”) with an exercise price of $1.50 for a 3-year term; (iii) a retained 1.5% Net Smelter Returns (“NSR”) royalty on Goldlund (0.5% of which can be bought back by Treasury Metals for $5 million in cash); and (iv) the right to certain contingent milestone payments totaling $5 million, payable in cash on certain key advancements at Goldlund which have not been recorded as at December 31, 2020.

b)	Initial Recognition of Consideration Received

The components of the consideration received in connection with the sale of Tamaka comprised the following:

●        $78,000,000 for 43.33 million Treasury Metals Shares (the “Share Consideration”);

●        $9,812,000 for 11.67 million Treasury Metals Warrants (the “Warrant Consideration”) - Note 7; and

●        $3,709,000 for the retained 1.5% NSR (the “NSR Consideration”) - Note 8.

$91,521,000

Share Consideration

The Company applies equity accounting for the investment in the Treasury Metals Shares. The fair value of the Treasury Metals Shares at closing of $78,000,000 was determined using the quoted price of Treasury Metals common shares on August 7, 2020. Upon closing of the transaction, First Mining held approximately 40% (December 31, 2019 - nil) of Treasury Metals common shares (on an undiluted basis) and has nominated three individuals to its Board of Directors. The Company has concluded it has significant influence over Treasury Metals. The Company is accounting for its investment using the equity method until such time as it no longer has significant influence.

Warrant Consideration

The warrants of Treasury Metals have been accounted for as FVTPL. The Company uses the Black-Scholes option pricing model to calculate the fair value of the warrants held in Treasury Metals both as at August 7, 2020 and on an ongoing basis. The Company used the following assumptions:

	August 7, 2020	December 31, 2020
Risk-free interest rate	0.23%	0.20%
Expected life (years)	3.00 years	2.60 years
Expected volatility(1)	62.44%	64.42%
Expected dividend yield	Nil	Nil
(1)	The computation of expected volatility was based on Treasury Metals’ historical price volatility, over a period which approximates the expected life of the warrant.

As at December 31, 2020, the fair value of the warrants decreased to $5,772,000 which resulted in a loss of $4,040,000 for the period between August 7, 2020 to December 31, 2020. The loss is recorded within the investments fair value gain (loss) in the statement of net loss and comprehensive income (loss).

NSR Consideration

The 1.5% NSR royalty on Goldlund was measured at a fair value of $3,709,000 and is included as part of “Others” in “Mineral Properties” (Note 8).

c)	Equity Accounting Method for Investment in Treasury Metals and Impairment

As at December 31, 2020 the fair market value of the Company’s investment in common shares of Treasury Metals was $58,500,000, based on the quoted market price. Due to the significant decline in fair value of the Treasury Metals Shares at September 30, 2020 the Company recorded an impairment of the investment in Treasury Metals amounting to $15,634,000. This impairment was recorded within the impairment of non-current assets in the statement of net loss and comprehensive income (loss). It was determined that there was no additional impairment as at December 31, 2020.

Investment in Treasury Metals
Balance, December 31, 2019	$-
Acquisition – Initial Recognition on August 7, 2020	78,000
Equity income (August 7, 2020 to December 31, 2020)	1,446
Impairment of Investment in Treasury Metals Inc. (recorded on September 30,2020)	(15,634)
Balance, December 31, 2020	$63,812

Treasury Metals Summarized Statements of Total Comprehensive Loss and Financial Position

A summary of Treasury Metals' consolidated statement of other comprehensive loss during year ended December 31, 2020 is as follows:

Year ended December 31, 2020
Loss before income taxes	$(6,181)
Deferred income tax recovery	3,425
Net loss for the year	(2,756)
Other comprehensive income	43
Total comprehensive loss	$(2,713)

The assets and liabilities of Treasury Metals are summarized in the following table and the December 31, 2020 numbers are taken from Treasury Metals’ consolidated financial statements as at December 31, 2020.

December 31, 2020
Current assets	$6,179
Non-current assets	176,710
182,889
Current liabilities	4,877
Non-current liabilities	4,959
9,837
Net assets	$173,053

Reconciliation of Treasury Metal’s Net Assets to First Mining’s Carrying value as at December 31, 2020

Balance, December 31, 2019	$-
Initial Recognition on August 7, 2020	167,238
Equity income (August 7, 2020 to December 31, 2020)	3,717
Other increase in equity of Treasury Metals	2,098
Balance, December 31, 2020	$173,053
First Mining’s share of net assets	66,591
Incremental fair value of Goldlund-Goliath mineral property	12,855
Impairment of investment in Treasury Metals	(15,634)
Carrying value	$63,812

d)	Goldlund Mineral Property Impairment

During the year ended December 31, 2020, prior to the disposition, the Company recorded an impairment of the Goldlund project amounting to $9,236,000 (2019 - $nil), based on the fair value of the consideration received under the Treasury Share Purchase Agreement.

Reconciliation of Income Statement Expense: Impairment of Non-Current Assets

Year ended December 31, 2020
Mineral Property impairment	$9,236
Impairment of Investment in Treasury Metals (Equity Interest)	15,634
Total expense for the year	$24,870

e)	Obligation to Distribute Investments

In accordance with the terms of a Shareholders Agreement signed in connection with the transaction, First Mining is required to distribute approximately 20.92 million Treasury Metals Shares and all of the Treasury Metals Warrants to its shareholders (the “Distribution”) within 12 months of closing of the transaction. Following the Distribution, First Mining will retain approximately 22.41 million Treasury Metals Shares, leaving the Company with a 19.9% interest. As at December 31, 2020, the Company recognized a liability for the Distribution of $34,040,000. The liability was recorded with a corresponding entry to accumulated deficit as it represents a distribution to shareholders.